UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Per Share data	3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Revenues	$ 15,433	98,433	82,682	$ 29,145	185,891	154,378
Direct costs	(3,411)	(21,757)	(19,154)	(6,526)	(41,625)	(36,406)
Gross profit	12,022	76,676	63,528	22,619	144,266	117,972
Operating expenses
Research and development	(303)	(1,932)	(1,794)	(582)	(3,709)	(3,337)
Sales and marketing	(2,442)	(15,575)	(11,684)	(4,418)	(28,181)	(21,774)
General and administrative	(3,362)	(21,444)	(20,856)	(6,884)	(43,899)	(40,312)
Total operating expenses	(6,107)	(38,951)	(34,334)	(11,884)	(75,789)	(65,423)
Operating income	5,915	37,725	29,194	10,735	68,477	52,549
Other income/(expense), net
Interest income	519	3,312	1,587	1,011	6,451	4,038
Interest expense	(187)	(1,190)	(672)	(259)	(1,650)	(1,278)
Exchange gain/(loss)	(777)	(4,956)	827	(762)	(4,860)	590
Dividend income				1,132	7,217
Others	17	111	774	51	325	890
Total other income/(expense), net	(428)	(2,723)	2,516	1,173	7,483	4,240
Income before income tax	5,487	35,002	31,710	11,908	75,960	56,789
Income tax expense	(1,426)	(9,093)	(8,112)	(1,146)	(7,310)	(14,222)
Net income	4,061	25,909	23,598	10,762	68,650	42,567
Income attributable to noncontrolling interests	(417)	(2,660)	(1,616)	(843)	(5,379)	(2,998)
Net income attributable to shareholders	$ 3,644	23,249	21,982	$ 9,919	63,271	39,569
Attributable to ordinary shares
-Basic	$ 0.05	0.31	0.33	$ 0.13	0.85	0.59
-Diluted	$ 0.05	0.31	0.33	$ 0.13	0.85	0.58